SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo Growth Fund (the “Fund”)

Effective immediately, Robert Gruendyke, CFA is added as a portfolio manager to the Fund.

I. Prospectus

In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008 Thomas C. Ognar, CFA, Portfolio Manager / 2002 Robert Gruendyke, CFA, Portfolio Manager / 2020

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Robert Gruendyke, CFA Growth Fund	Mr. Gruendyke joined Wells Capital Management in 2008, where he currently serves as a portfolio manager on the Heritage Growth Equity team.

II. Statement of Additional Information
In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Robert Gruendyke, CFA[1]	Registered Investment Companies
	Number of Accounts	4
	Total Assets Managed	$3.93B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	3
	Total Assets Managed	$357.23M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	46
	Total Assets Managed	$1.49B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$3.43B
1.	Robert Gruendyke, CFA became a portfolio manager of the Fund on July 28, 2020. The information presented in this table is as of July 31, 2019, at which time Robert Gruendyke, CFA was not a portfolio manager of the Fund.

Portfolio Manager
Robert Gruendyke, CFA	Growth Fund	$500,001 - $1,000,000

July 28, 2020	LCIT070/P104SP